Business Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended	1 Months Ended
	Dec. 31, 2012 Project	Dec. 31, 2011	Dec. 31, 2010	Sep. 28, 2012	Dec. 31, 2012 Residential and Mixed Use Projects [Member] Project Lot acre	Sep. 28, 2012 Credo [Member]	Dec. 31, 2012 Credo [Member]
Business Acquisition [Line Items]
Percentage of interest acquired				100.00%		100.00%	100.00%
Purchase price of acquisitions, per share amount						$ 14.50	$ 14.50
Purchase price of acquisitions						$ 146,445,000
Outstanding debt paid	74,226,000	123,399,000	63,420,000			8,770,000
Transaction costs included in general and administrative expenses	6,323,000	3,187,000			463,000	6,323,000
Number of residential and mixed use real estate projects acquisitions	17				17
Purchase price of acquisitions, Total	47,000,000				47,000,000
Proceeds from ventures					23,370,000
Purchase price of acquisitions, Real estate	31,891,000				31,891,000
Purchase price of acquisitions, Investment in unconsolidated ventures	14,236,000				14,236,000
Purchase price of acquisitions, Other assets					1,385,000
Purchase price of acquisitions, Liabilities				$ 55,882,000	$ 512,000
No. of developed lots					1,130
No. of planned lots					4,900
No. of commercial acres					460